Matthews Emerging Markets ex China Active ETF	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 91.8%

	Shares	Value

INDIA: 20.0%
HDFC Bank, Ltd. ADR	4,435	$261,710
Infosys, Ltd. ADR	12,785	218,751
ICICI Bank, Ltd. ADR	8,526	197,121
Restaurant Brands Asia, Ltd.[b]	87,697	131,692
UltraTech Cement, Ltd.	1,316	130,819
Dabur India, Ltd.	18,737	124,460
PI Industries, Ltd.	2,615	108,736
Indian Hotels Co., Ltd.	20,745	102,699
Kotak Mahindra Bank, Ltd.	4,272	89,292
Hindustan Unilever, Ltd.	1,846	54,810

Total India		1,420,090

BRAZIL: 10.4%
Banco BTG Pactual SA	31,200	193,675
Vinci Partners Investments, Ltd. Class A	13,048	133,090
Vale SA ADR	8,988	120,439
Hapvida Participacoes e Investimentos SAb,c,d	126,100	118,411
Armac Locacao Logistica E Servicos SA	36,000	92,352
WEG SA	11,500	83,334

Total Brazil		741,301

MEXICO: 10.0%
Prologis Property Mexico SA de CV REIT	72,900	251,481
GCC SAB de CV	14,900	140,550
Grupo Financiero Banorte SAB de CV Class O	14,200	119,387
Becle SAB de CV	46,200	110,326
Grupo Aeroportuario del Sureste SAB de CV ADR	363	89,193

Total Mexico		710,937

TAIWAN: 8.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,276	632,284

Total Taiwan		632,284

VIETNAM: 6.2%
FPT Corp.	77,620	296,364
Military Commercial Joint Stock Bank	121,080	92,161
HDBank	76,600	54,681

Total Vietnam		443,206

UNITED STATES: 5.4%
Globant SAb	827	163,622
Applied Materials, Inc.	1,060	146,757
Freeport-McMoRan, Inc.	1,919	71,560

Total United States		381,939

FRANCE: 4.2%
TotalEnergies SE ADR	3,064	201,489
LVMH Moet Hennessy Louis Vuitton SE	127	96,328

Total France		297,817

PHILIPPINES: 3.3%
Wilcon Depot, Inc.	311,200	121,013
Ayala Corp.	10,480	115,588

Total Philippines		236,601

	Shares	Value

AUSTRALIA: 3.1%
Woodside Energy Group, Ltd.	9,449	$222,530

Total Australia		222,530

UNITED ARAB EMIRATES: 2.8%
Fertiglobe PLC	109,411	103,958
Americana Restaurants International PLC	89,142	99,504

Total United Arab Emirates		203,462

SOUTH KOREA: 2.8%
LG Chem, Ltd.	297	109,278
Kia Corp.	1,475	88,977

Total South Korea		198,255

UNITED KINGDOM: 2.3%
Prudential PLC	15,394	166,998

Total United Kingdom		166,998

INDONESIA: 2.3%
PT Bank Rakyat Indonesia Persero Tbk	478,000	161,601

Total Indonesia		161,601

KAZAKHSTAN: 1.8%
Kaspi.KZ JSC GDR[d]	1,335	129,228

Total Kazakhstan		129,228

POLAND: 1.7%
Dino Polska SAb,c,d	1,489	121,097

Total Poland		121,097

SWITZERLAND: 1.5%
Cie Financiere Richemont SA Class A	856	104,801

Total Switzerland		104,801

ZAMBIA: 1.3%
First Quantum Minerals, Ltd.	3,800	90,194

Total Zambia		90,194

SINGAPORE: 1.2%
CapitaLand Investment, Ltd.	36,400	82,673
CapitaLand Ascott Trust	2,677	1,883

Total Singapore		84,556

THAILAND: 1.1%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	104,900	76,671

Total Thailand		76,671

TURKEY: 0.8%
BIM Birlesik Magazalar AS	5,695	57,064

Total Turkey		57,064

1	MATTHEWS ASIA FUNDS

Matthews Emerging Markets ex China Active ETF	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

CHILE: 0.7%
Antofagasta PLC	2,853	$49,761

Total Chile		49,761

TOTAL COMMON EQUITIES		6,530,393

(Cost $6,592,681)

PREFERRED EQUITIES: 5.7%

SOUTH KOREA: 5.7%
Samsung Electronics Co., Ltd., Pfd.	10,026	404,933

Total South Korea		404,933

TOTAL PREFERRED EQUITIES		404,933

(Cost $437,069)

SHORT-TERM INVESTMENTS: 2.2%

MONEY MARKET FUNDS: 2.2%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[e]	160,383	160,383

(Cost $160,383)

TOTAL INVESTMENTS: 99.7%		7,095,709
(Cost $7,190,133)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		18,323

NET ASSETS: 100.0%		$7,114,032

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $239,508, which is 3.37% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of September 30, 2023.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

matthewsasia.com | 800.789.ASIA	2